Borrowings (Details) ¥ in Millions	1 Months Ended
	Sep. 30, 2021 CNY (¥)	Dec. 31, 2021 USD ($)
Line of Credit Facility [Line Items]
Shortterm borrowings		$ 784,230
SPD Bank
Line of Credit Facility [Line Items]
Debt instrument term	1 year
Line of credit facility | ¥	¥ 5.0
SPD Bank | LIBOR
Line of Credit Facility [Line Items]
Basic points over LPR	0.65%
Interest expenses recorded in interest income, net		$ 9,147